BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2013
Borrowings
Schedule of dates of the announcement for each particular note issue

MTS OJSC Notes due 2018	December 2014
MTS OJSC Notes due 2020	November 2015
MTS OJSC Notes due 2023	March 2018

Fair value of notes based on market quotes at the stock exchanges where they are traded

The fair values of notes based on the market quotes as of December 31, 2013 at the stock exchanges where they are traded were as follows:

	Stock exchange	% of par	Fair value
MTS International Notes due 2020	Irish stock exchange	118.60	29,113
MTS International Notes due 2023	Irish stock exchange	93.75	15,342
MTS OJSC Notes due 2020	Moscow Exchange	100.70	15,105
MTS OJSC Notes due 2014	Moscow Exchange	100.15	13,639
MTS OJSC Notes due 2017	Moscow Exchange	101.47	10,147
MTS OJSC Notes due 2023	Moscow Exchange	101.00	10,100
MTS OJSC Notes due 2015	Moscow Exchange	100.14	7,557
MTS OJSC Notes due 2018	Moscow Exchange	100.30	3,855
MTS OJSC Notes due 2016	Moscow Exchange	101.25	1,810

Total notes			106,668

Schedule of the Group's total available credit facilities

As of December 31, 2013, the Group's total available unused credit facilities amounted to RUB 5 billion and related to the following credit lines:

	Maturity	Interest rate	Available till	Available amount
ING Bank Eurasia	2014	MosPrime / LIBOR / EURIBOR + 1.50%	July 2014	2,500
Rosbank	2014	MosPrime + 0.75%	July 2014	2,500

Total				5,000

Aggregated scheduled maturities of principal on notes and bank loans

	Notes	Bank loans and other debt
Payments due in the year ending December 31,
2014	17,462	7,564
2015	22,558	11,669
2016	1,800	26,590
2017	10,000	20,264
2018	10,000	19,420
Thereafter	40,924	30,849

Total	102,744	116,356

Notes
Borrowings
Schedule of borrowings

			December 31,
		Interest rate
	Currency		2013	2012
MTS International Notes due 2020 (Note 2)	USD	8.625%	24,547	22,779
MTS International Notes due 2023 (Note 2)	USD	5.00%	16,365	—
MTS OJSC Notes due 2020	RUB	8.15%	15,000	15,000
MTS OJSC Notes due 2014	RUB	7.60%	13,619	13,619
MTS OJSC Notes due 2017	RUB	8.70%	10,000	10,000
MTS OJSC Notes due 2023	RUB	8.25%	10,000	—
MTS OJSC Notes due 2015	RUB	7.75%	7,537	7,537
MTS OJSC Notes due 2018	RUB	7.50%	3,844	9,610
MTS OJSC Notes due 2016	RUB	8.75%	1,788	1,788
MTS OJSC Notes due 2015 (A series)	RUB	10.00%	12	—
MTS OJSC Notes due 2016 (B series)	RUB	8.00%	12	—
MTS OJSC Notes due 2022 (V series)	RUB	5.00%	12	—
MTS OJSC Notes due 2013	RUB	7.00%	—	429
Plus: unamortized premium			8	14

Total notes			102,744	80,776
Less: current portion			(17,462)	(10,039)

Total notes, long-term			85,282	70,737

Bank loans and other debt
Borrowings
Schedule of borrowings

			December 31,
		Interest rate (actual at December 31, 2013)
	Maturity		2013	2012
USD-denominated:
Calyon, ING Bank N.V, Nordea Bank AB, Raiffeisen Zentralbank Osterreich AG	2013 - 2020	LIBOR +1.15% (1.50%)	26,132	28,040
Skandinavska Enskilda Banken AB	2013 - 2017	LIBOR +0.23% - 1.8% (0.57% - 2.15%)	4,238	5,072
HSBC Bank plc and ING BHF Bank AG	2013 - 2014	LIBOR +0.3% (0.65%)	394	965
Citibank International plc and ING Bank N.V.	2013	LIBOR +0.43% (0.77%)	—	574
HSBC Bank plc, ING Bank and Bayerische Landesbank	2013	LIBOR +0.3% (0.65%)	—	800
Commerzbank AG, ING Bank AG and HSBC Bank plc	2013	LIBOR +0.3% (0.65%)	—	659
ABN AMRO Bank N.V.	2013	LIBOR +0.35% (0.70%)	—	191
Other	2013 - 2014	Various	258	91

			31,022	36,392
EUR-denominated:
Bank of China	2013 - 2016	EURIBOR + 1.95% (2.34%)	2,435	2,905
Credit Agricole Corporate Bank and BNP Paribas	2013 - 2018	EURIBOR + 1.65% (2.04%)	1,557	1,671
LBBW	2013 - 2017	EURIBOR + 0.75% (1.14%)	839	938
ABN AMRO Bank N.V.	2013	EURIBOR + 0.35% (0.74%)	—	139
Other	2013	Various	—	62

			4,831	5,715
RUB-denominated:
Sberbank(1)	2020	8.45%	80,000	100,000
Bank of Moscow	2013	8.25%	—	4,000
Notes in REPO	2013	6.13%	—	4,485
Other	2013 - 2023	Various	395	525

			80,395	109,010
AMD-denominated:
ASHIB	2014	13.45%	108	—

			108	—
Total bank loans and other debt			116,356	151,117
Less: current portion			(7,564)	(17,422)

Total bank loans and other debt, long-term			108,792	133,695

(1)
In December 2010, the Group entered into two Sberbank non-revolving credit line facilities in the amount of RUB 60 billion and RUB 40 billion respectively. In July 2013, the Group repaid RUB 20 billion of the RUB 40 billion credit facility. In December 2013, the tenor of the credit agreements was increased from December 2017 until March 2020, while the annual interest rate on both lines was lowered from 8.50% to 8.45%. The interest rate for the period starting from October 23, 2013 till December 31, 2014 also depends on the volume of turnover in the bank accounts of certain entities of the Group. In case the average volume falls below a certain limit, the interest rate is increased by 1% to 9.45%. In addition, Sberbank is entitled to voluntarily revise the interest rate on the lines as a result of and proportionate to the change in the refinancing rate set by the Central Bank of Russia.